Assets Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Available for Sale Securities	$ 91,820	$ 56,859
Significant Other Observable Inputs Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Available for Sale Securities	91,820
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Available for Sale Securities	91,820	56,859
Fair Value, Measurements, Recurring | Debt securities issued by U.S. government corporations & agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Available for Sale Securities	30,835	12,542
Fair Value, Measurements, Recurring | Obligations of states and municipalities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Available for Sale Securities	14,551	13,613
Fair Value, Measurements, Recurring | Corporate Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Available for Sale Securities	2,053	2,484
Fair Value, Measurements, Recurring | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Available for Sale Securities	43,257	26,867
Fair Value, Measurements, Recurring | SBA loan pool
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Available for Sale Securities	1,124	1,353
Fair Value, Measurements, Recurring | Significant Other Observable Inputs Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Available for Sale Securities	91,820	56,859
Fair Value, Measurements, Recurring | Significant Other Observable Inputs Level 2 | Debt securities issued by U.S. government corporations & agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Available for Sale Securities	30,835	12,542
Fair Value, Measurements, Recurring | Significant Other Observable Inputs Level 2 | Obligations of states and municipalities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Available for Sale Securities	14,551	13,613
Fair Value, Measurements, Recurring | Significant Other Observable Inputs Level 2 | Corporate Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Available for Sale Securities	2,053	2,484
Fair Value, Measurements, Recurring | Significant Other Observable Inputs Level 2 | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Available for Sale Securities	43,257	26,867
Fair Value, Measurements, Recurring | Significant Other Observable Inputs Level 2 | SBA loan pool
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Available for Sale Securities	$ 1,124	$ 1,353